EV CLASSIC SENIOR-FLOATING RATE FUND
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION



         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, EV Classic Senior Floating-Rate Fund (the "Registrant) (1933 Act File No. 333-22163) certifies (a) that the forms of prospectus and statement of additional information dated February 21, 1997 do not differ materially from those contained in the Registration Statement on Form N-2, and (b) that the Registration Statement was filed electronically with the Commission (Accession No. 0000950156-97-000161) on February 21, 1997.

EV Classic Senior Floating-Rate Fund



By:      /s/Eric G. Woodbury
         --------------------
         Eric G. Woodbury
         Assistant Secretary

Date:    February 24, 1997